Impairment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Impairment Loss and Reversal of Impairment Loss [Abstract]
Schedule of impairment loss (reversal) in the consolidated statements of profit or loss and comprehensive profit or loss
	Year ended December 31,
	2022	2021
Impairment on equipment and construction prepayments, property, plant and equipment and right-of-use assets	75,213	1,800
Impairment on goodwill	17,900	—
Impairment reversal on property, plant and equipment	—	(1,860)
	93,113	(60)

Schedule of impairment on equipment and construction prepayments
Year ended December 31,
							2022
		Equipment and construction prepayments	Assets held for sale	ROU assets	Property, plant and equipment	Goodwill	Total
Washington State cryptocurrency mining CGU (“Washington CGU”)	a, c	—	—	306	6,208	17,900	24,414
Argentina cryptocurrency mining CGU (“Argentina CGU”)	b, c	50,326	—	1,728	32,027	—	84,081
Quebec cryptocurrency mining CGU (“Quebec CGU”)	c	(11,641)	—	—	—	—	(11,641)
Paraguay cryptocurrency mining CGU (“Paraguay CGU”)	c	(8,486)	—	—	—	—	(8,486)
Miners held for sale	e	—	545	—	—	—	545
Suni mineral asset	f	—	—	—	4,200	—	4,200
		30,199	545	2,034	42,435	17,900	93,113

Year ended December 31,
							2021
Quebec CGU	d	—	—	—	(970)	—	(970)
Miners held for sale	e	—	(890)	—	—	—	(890)
Suni mineral asset	f	—	—	—	1,800	—	1,800
		—	(890)	—	830	—	(60)

Schedule of further impairment
Increase in impairment loss
A decrease of 1% in revenues	476
An increase of 1% in the discount rate	460
An increase of 1% in energy prices	145

Increase in impairment loss
A decrease of 1% in revenues	711
An increase of 1% in the discount rate	630
An increase of 1% in energy prices	211

Increase in impairment loss
Additional decrease of 1% in revenues	2,861
Additional increase of 1% in the discount rate	2,432
Additional increase of 1% in energy prices	1,184

Schedule of key assumptions used in the value in use calculation
		Reversal of impairment (d)	Impairment (a)	Impairment (b)	Impairment and reversal of impairment (c)
		Third quarter of 2021	Second quarter of 2022	Third quarter of 2022	Fourth quarter of 2022
Revenues*	Two optimistic and two pessimistic scenarios and one status quo scenario, each with an estimated future BTC price and network difficulty, were used to project revenues and associated cash flows from cryptocurrency mining. Management assigned probabilities to each scenario to calculate weighted average expected outcomes.	The weighted average daily revenue per Terahash used in the value in use calculation was $0.22/Terahash	The weighted average daily revenue per Terahash used in the value in use calculation was $0.12/Terahash	The weighted average daily revenue per Terahash used in the value in use calculation was $0.12/Terahash	The weighted average daily revenue per Terahash used in the value in use calculation was $0.11/Terahash
Discount rate and period	The discount rate reflects management’s assumptions regarding the unit’s specific risk. The pre-tax discount rate used was estimated with some of the risk already being implicitly reflected through management’s allocation of probabilities to the various scenarios included in the revenue calculation.	The discount pre-tax rate used was estimated at 18.3%	The value in use of the CGU was determined based on the present value of the expected cash flows over a four-year period discounted at an annual pre-tax rate of 24.75% in varying scenarios	The value in use of the Quebec, Washington State and Argentina CGUs were determined based on the present value of the expected cash flows over five-year, four-year and five-year periods, respectively, discounted at annual pre-tax rates of 29.00%, 29.75% and 38.25%, respectively, in varying scenarios	The value in use of the Quebec, Washington State, Paraguay and Argentina CGUs were determined based on the present value of the expected cash flows over five-year, four-year, five-year and five-year periods, respectively, discounted at annual pre-tax rates of 25.25%, 26.00%, 30.75% and 34.75%, respectively, in varying scenarios
Energy prices	Management estimated that energy prices for the duration of the forecasted years will be approximately:	$0.04 per kilowatt hour for the Quebec CGU	$0.027 per kilowatt hour for the Washington State CGU	$0.046, $0.027 and $0.030 per kilowatt hour for the Quebec, Washington State and Argentina CGUs, respectively	$0.048, $0.044, $0.038 and $0.039 per kilowatt hour for the Quebec, Washington State, Paraguay and Argentina CGUs, respectively
Terminal values	Management estimated the terminal value of the Miners included in the CGU for the purposes of the impairment testing to be the daily revenue per Terahash in effect at the end of the value in use calculation multiplied by the ending hashrate for a period of:	Approximately 6 months	Approximately 6 months	Not applicable	Not applicable